1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
WILLIAM J. BIELEFELD william.bielefeld@dechert.com +1 202 261 3386 Direct +1 202 261 3333 Fax

February 8, 2019

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Private Markets Fund 2018 LLC (“Registrant”)

File Nos. 333-220916 and 811-23301

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing is Post-Effective Amendment No. 3 to the Registrant’s registration statement on Form N-2 (“Registration Statement”) under the Securities Act of 1933, as amended and Amendment No. 6 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the sole purposes of (i) filing certain required exhibits and (ii) making non-material changes to the Registrant’s Prospectus and Statement of Additional Information.

If you have any questions relating to this filing, please do not hesitate to contact me at 202.261.3386.

Sincerely,

/s/ William J. Bielefeld
William J. Bielefeld